Other Assets Other Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Property loans receivable	$ 29,874,523	$ 22,191,515
Less: Loan loss reserves	(7,098,814)	(7,098,814)
Deferred financing costs - net	487,023	243,873
Fair value of derivative contracts	344,177	267,669
Taxable bonds at fair market value	4,824,060	4,616,565
Bond purchase commitments - fair value adjustment (Notes 5 & 18)	5,634,360	5,780,413
Other assets	1,655,013	717,687
Total other assets	$ 35,720,342	$ 26,719,088